Vessels, Net	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Vessel, Net

4.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2015	$1,160,911	$(200,488)	$960,423
Transfer from Advances for vessel acquisitions and vessels under construction	119,520	—	119,520
Impairment loss	(23,924)	11,025	(12,899)
Transfer to Assets held for sale	(31,750)	—	(31,750)
Depreciation expense	—	(47,133)	(47,133)
Balance, December 31, 2015	$1,224,757	$(236,596)	$988,161
Transfer from Advances for vessel acquisitions and vessels under construction	68,859	—	68,859
Depreciation expense	—	(24,126)	(24,126)
Balance, June 30, 2016	$1,293,616	$(260,722)	$1,032,894

Transfer from Advances for vessel acquisitions and vessels under construction represents advances paid in respect of the acquisition of newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

  During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty and Pedhoulas Cherry; and

  During the six months ended June 30, 2016: Troodos Sun and Troodos Air.

As of June 30, 2016, 36 vessels, with a carrying value of $1,032,894 have been provided as collateral to secure the Company's bank loans as discussed in Note 7.